Consolidated Statements of Shareholders' Equity (Parenthetical) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Gain/(loss) relating to proportionate share of other comprehensive income from equity method investments	€ 35.0	€ 20.9	€ 33.0
Accumulated OCI, net of taxes relating to foreign currency translation gain	153.7	411.5	319.6
Accumulated other comprehensive income, gain (loss) on financial instruments, net of taxes	€ (52.9)	€ 21.7	€ (7.6)